Acquisitions (Tables) - BCP QUALTEK HOLDCO, LLC	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Schedule of fair value of the assets and liabilities

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisitions (in thousands):

	FNS	Broken Arrow	Concurrent
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828
Rollover equity	2,000	—	6,000
Contingent consideration	8,200	5,735	10,210
Acquisition debt	—	—	14,143
	$30,259	$10,735	$44,181
Purchase price allocations:
Cash	$—	$—	$1,830
Accounts receivable	—	5,121	8,402
Inventories	—	133	25
Prepaid expenses	—	94	—
Other current assets	—	—	10
Property and equipment	9,978	219	4,164
Other long-term assets	—	32	60
Customer relationships	17,370	4,690	24,186
Trademarks and trade names	270	80	1,330
Goodwill	8,082	4,433	10,738
	35,700	14,802	50,745
Accounts payable	—	(1,853)	(1,932)
Accrued expenses	—	(156)	(830)
Contract liabilities	—	(2,058)	(639)
Capital lease obligations	(5,441)	—	(3,163)
	$30,259	$10,735	$44,181

Vertical Limit
Schedule of fair value of the assets and liabilities

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$16,250
Contingent consideration	7,677
$23,927
Purchase price allocations:
Accounts receivable	$14,815
Inventories	65
Property and equipment	1,195
Prepaid expenses	72
Trademarks and trade names	1,900
Customer relationships	6,100
Goodwill	7,093
Other long-term assets	46
31,286
Accounts payable	(5,621)
Accrued expenses	(1,688)
Capital lease obligations	(50)
$23,927

Vinculums
Schedule of fair value of the assets and liabilities

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$43,595
Rollover equity	12,500
Contingent consideration	22,615
$78,710
Purchase price allocations:
Accounts receivable	$37,574
Inventories	1,668
Prepaid expenses	318
Property and equipment	990
Trademarks and trade names	4,500
Customer relationships	35,100
Goodwill	32,581
Other long-term assets	79
112,810
Accounts payable	(14,830)
Accrued expenses	(12,706)
Contract liabilities	(6,190)
Capital lease obligations	(374)
$78,710

Aerial
Schedule of fair value of the assets and liabilities

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$16,497
Rollover equity	1,000
Contingent consideration	5,825
Timing payments	1,447
$24,769
Purchase price allocations:
Accounts receivable	$8,847
Inventories	150
Prepaid expenses	167
Property and equipment	1,446
Trademarks and trade names	340
Customer relationships	3,800
Goodwill	14,698
Other long-term assets	28
29,476
Accounts payable	(2,254)
Accrued expenses	(789)
Contract liabilities	(648)
Capital lease obligations	(1,016)
$24,769